LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
For the year ended December 31	2021	2020
Net loss available to common shareholders for basic and diluted loss per share	$(344)	$(5,357)
Weighted average number of common shares outstanding - basic	14,524,591	13,222,707
Effect of dilutive securities	-	-
Weighted average number of common shares outstanding - diluted	14,524,591	13,222,707
Loss per share - reported
Basic	$(0.02)	$(0.41)
Diluted	$(0.02)	$(0.41)